Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Information relating to 2024 and 2023 (Details) - EUR (€)
€ in Millions
		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR		€ 15,500	€ 13,744	€ 12,183
Increase (decrease) due to changes in presentation
Disclosure of initial application of standards or interpretations [line items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 427		€ 403	€ 352
Mexican peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		2.05%
Change in average foreign currency exchange rate (as a percent)		(8.95%)
US dollar
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		(11.62%)
Change in average foreign currency exchange rate (as a percent)		(4.15%)
Brazilian real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		(0.47%)
Change in average foreign currency exchange rate (as a percent)		(7.86%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		(37.23%)
Pound sterling
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		(4.99%)
Change in average foreign currency exchange rate (as a percent)		(1.20%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		(2.57%)
Change in average foreign currency exchange rate (as a percent)		(4.90%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)		1.30%
Change in average foreign currency exchange rate (as a percent)		1.56%